Leases (Details) - Schedule of Maturity of Lease Liabilities and Future Minimum Payments of Leases - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Maturity of Operating Lease Liabilities and Future Minimum Payments of Operating Leases [Abstract]
2025	$ 573,025
2025	5,148
2026	537,052
2026	5,148
2027	502,868
2027	5,148
2028	209,528
2028	4,290
Total lease payments	1,822,473
Total lease payments	19,734
Less: imputed interest	(132,356)
Less: imputed interest	(1,571)
Total lease liabilities	1,690,117	$ 2,138,462
Total lease liabilities	$ 18,163